Long Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Long-Term Debt
As at March 31, 2022 and December 31, 2021, long term debt consisted of the following (
in thousands
):

	March 31, 2022	December 31, 2021
Secured term loans	$120,313	$121,875
Other	58	65
Unamortized debt issuance costs	(4,438)	(4,704)

	115,932	117,236
Current portion	(6,272)	(6,275)

Long-term portion	$109,660	$110,960

Long-term debt consisted of the following at December 31, 2021 and December 31, 2020 (
in thousands
):

	December 31, 2021	December 31, 2020
Secured term loans	$121,875	$24,184
Payroll protection plan	—	2,164
Other	65	1,358
Unamortized debt issuance costs	(4,704)	(377)

	117,236	27,329
Current portion	(6,275)	(1,004)

Long-term portion	$110,960	$26,325

Summary of Future Maturities of Debt Outstanding	Future maturities of debt outstanding at March 31, 2022 were as follows ( in thousands ):

Amount
Remainder of 2022	4,706
2023	6,265
2024	8,611
2025	11,726
2026	89,063

Total	$120,370

Future maturities of debt outstanding at December 31, 2021 are as follows ( in thousands ):

Amount
2022	$6,275
2023	6,265
2024	8,611
2025	11,726
2026	89,063

Total	$121,940